SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. The Company has concluded that all such events and transactions that would require adjustment or disclosure in the consolidated financial statements have been recognized or disclosed.